PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 4,429	$ 4,113
25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,910)	(1,560)
25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(460)	(340)
25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,180	1,750
25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	500	370
5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,590	1,540
5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,590)	(1,540)
North America | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,510)	(1,190)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(390)	(280)
North America | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,690	1,300
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	430	310
North America | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,100	1,020
North America | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,100)	(1,020)
Colombia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(240)	(230)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(70)	(60)
Colombia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	330	310
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	70	60
Colombia | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	410	430
Colombia | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (410)	$ (430)
Brazil | Concession asset
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Estimated service lives	31 years	32 years
Brazil | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (100)	$ (60)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	100	60
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	80	80
Brazil | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(80)	(80)
Europe | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(60)	(80)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	60	80
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	10
Europe | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 0	$ (10)